Offerings	Feb. 06, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0000078125 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Class Title	Underwriters Warrants
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Underwriters Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 828,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 114.35
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.As estimated for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Ordinary Shares issuable upon exercise of warrants to purchase Ordinary Shares issued to the representative of the several underwriters (the “Representative Warrants”) is $828,000, which is equal to 120% of $690,000 (which is 4.0% of the proposed maximum aggregate offering price of $17,250,000).